Schedule III - Real Estate Assets and Accumulated Depreciation - 6 (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 726,262
Land	796,835
Buildings and Improvements	2,172,782
Total Adjustment to Basis	(439,306)
Gross Amount at Which Carried At December 31, 2019	2,530,311	$ 4,444,041	$ 4,564,592	$ 4,370,629
Accumulated Depreciation	243,122	$ 385,245	$ 334,476	$ 245,425
Shoppes at Stroud: | Stroud Township, PA
Real Estate and Accumulated Depreciation [Line Items]
Land	3,754
Buildings and Improvements	22,614
Total Adjustment to Basis	(2,220)
Gross Amount at Which Carried At December 31, 2019	24,148
Accumulated Depreciation	576
Southwest Plaza: | Springfield, IL
Real Estate and Accumulated Depreciation [Line Items]
Land	2,992
Buildings and Improvements	48,935
Total Adjustment to Basis	(23,580)
Gross Amount at Which Carried At December 31, 2019	28,347
Accumulated Depreciation	564
Spinx: | Simpsonville, SC
Real Estate and Accumulated Depreciation [Line Items]
Land	591
Buildings and Improvements	969
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	1,560
Accumulated Depreciation	170
Springfield Commons: | Springfield, OH
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	11,250
Land	3,745
Buildings and Improvements	15,049
Total Adjustment to Basis	187
Gross Amount at Which Carried At December 31, 2019	18,981
Accumulated Depreciation	2,088
Sprouts: | Bixby, OK
Real Estate and Accumulated Depreciation [Line Items]
Land	1,320
Buildings and Improvements	7,117
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	8,437
Accumulated Depreciation	1,184
Stoneridge Village: | Jefferson City, MO
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	6,500
Land	1,830
Buildings and Improvements	9,351
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	11,181
Accumulated Depreciation	1,606
Summerfield Crossing: | Riverview, FL
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	7,310
Land	6,130
Buildings and Improvements	6,753
Total Adjustment to Basis	(1,159)
Gross Amount at Which Carried At December 31, 2019	11,724
Accumulated Depreciation	175
Sunbelt Rentals: | Canton, OH
Real Estate and Accumulated Depreciation [Line Items]
Land	147
Buildings and Improvements	1,679
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	1,826
Accumulated Depreciation	357
Sunoco: | Palm Beach Gardens, FL
Real Estate and Accumulated Depreciation [Line Items]
Land	1,050
Buildings and Improvements	2,667
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	3,717
Accumulated Depreciation	448
Sunoco: | Palm City, FL
Real Estate and Accumulated Depreciation [Line Items]
Land	667
Buildings and Improvements	1,698
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	2,365
Accumulated Depreciation	286
Sunoco: | Palm Springs, FL
Real Estate and Accumulated Depreciation [Line Items]
Land	580
Buildings and Improvements	1,907
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	2,487
Accumulated Depreciation	321
Sunoco: | Sebastian, FL
Real Estate and Accumulated Depreciation [Line Items]
Land	490
Buildings and Improvements	2,128
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	2,618
Accumulated Depreciation	358
Sunoco: | Titusville, FL
Real Estate and Accumulated Depreciation [Line Items]
Land	626
Buildings and Improvements	2,534
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	3,160
Accumulated Depreciation	426
Sutters Creek: | Rocky Mount, NC
Real Estate and Accumulated Depreciation [Line Items]
Land	1,458
Buildings and Improvements	2,616
Total Adjustment to Basis	283
Gross Amount at Which Carried At December 31, 2019	4,357
Accumulated Depreciation	517
Target Center: | Columbia, SC
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	5,450
Land	3,234
Buildings and Improvements	7,297
Total Adjustment to Basis	(710)
Gross Amount at Which Carried At December 31, 2019	9,821
Accumulated Depreciation	187
Terrell Mill Village: | Marietta, GA
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	7,500
Land	3,079
Buildings and Improvements	11,185
Total Adjustment to Basis	(14,264)
Gross Amount at Which Carried At December 31, 2019	0
Accumulated Depreciation	0
TGI Friday's: | Chesapeake, VA
Real Estate and Accumulated Depreciation [Line Items]
Land	1,217
Buildings and Improvements	1,388
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	2,605
Accumulated Depreciation	205
TGI Friday's: | Wilmington, DE
Real Estate and Accumulated Depreciation [Line Items]
Land	1,685
Buildings and Improvements	969
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	2,654
Accumulated Depreciation	146
The Center at Hobbs Brook: | Sturbridge, MA
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	21,500
Land	11,241
Buildings and Improvements	29,152
Total Adjustment to Basis	928
Gross Amount at Which Carried At December 31, 2019	41,321
Accumulated Depreciation	3,643
The Market at Clifty Crossing: | Columbus, IN
Real Estate and Accumulated Depreciation [Line Items]
Land	2,669
Buildings and Improvements	16,308
Total Adjustment to Basis	113
Gross Amount at Which Carried At December 31, 2019	19,090
Accumulated Depreciation	4,049
The Market at Polaris: | Columbus, OH
Real Estate and Accumulated Depreciation [Line Items]
Land	11,828
Buildings and Improvements	41,702
Total Adjustment to Basis	(32,758)
Gross Amount at Which Carried At December 31, 2019	20,772
Accumulated Depreciation	460
The Marquis: | Williamsburg, VA
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	8,556
Land	2,615
Buildings and Improvements	11,406
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	14,021
Accumulated Depreciation	2,294
The Plant: | San Jose, CA
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	123,000
Land	67,596
Buildings and Improvements	108,203
Total Adjustment to Basis	450
Gross Amount at Which Carried At December 31, 2019	176,249
Accumulated Depreciation	21,309
The Ridge at Turtle Creek: | Hattiesburg, MS
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	9,900
Land	2,749
Buildings and Improvements	12,434
Total Adjustment to Basis	(3,482)
Gross Amount at Which Carried At December 31, 2019	11,701
Accumulated Depreciation	0
Tire Kingdom: | Bluffton, SC
Real Estate and Accumulated Depreciation [Line Items]
Land	645
Buildings and Improvements	1,688
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	2,333
Accumulated Depreciation	191
Tire Kingdom: | Summerville, SC
Real Estate and Accumulated Depreciation [Line Items]
Land	1,208
Buildings and Improvements	1,233
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	2,441
Accumulated Depreciation	144
Tire Kingdom: | Tarpon Springs, FL
Real Estate and Accumulated Depreciation [Line Items]
Land	427
Buildings and Improvements	1,458
Total Adjustment to Basis	(1,885)
Gross Amount at Which Carried At December 31, 2019	0
Accumulated Depreciation	0
Tire Kingdom & Starbucks: | Mount Pleasant, SC
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	2,400
Land	1,291
Buildings and Improvements	3,149
Total Adjustment to Basis	(502)
Gross Amount at Which Carried At December 31, 2019	3,938
Accumulated Depreciation	76
Tractor Supply: | Ashland, VA
Real Estate and Accumulated Depreciation [Line Items]
Land	500
Buildings and Improvements	2,696
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	3,196
Accumulated Depreciation	438
Tractor Supply: | Augusta, KS
Real Estate and Accumulated Depreciation [Line Items]
Land	407
Buildings and Improvements	2,315
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	2,722
Accumulated Depreciation	368
Tractor Supply: | Cambridge, MN
Real Estate and Accumulated Depreciation [Line Items]
Land	807
Buildings and Improvements	1,272
Total Adjustment to Basis	28
Gross Amount at Which Carried At December 31, 2019	2,107
Accumulated Depreciation	298
Tractor Supply: | Canon City, CO
Real Estate and Accumulated Depreciation [Line Items]
Land	597
Buildings and Improvements	2,527
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	3,124
Accumulated Depreciation	450
Tractor Supply: | Fortuna, CA
Real Estate and Accumulated Depreciation [Line Items]
Land	568
Buildings and Improvements	3,819
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	4,387
Accumulated Depreciation	572
Tractor Supply: | Lumberton, NC
Real Estate and Accumulated Depreciation [Line Items]
Land	611
Buildings and Improvements	2,007
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	2,618
Accumulated Depreciation	380
Tractor Supply: | Marion, IN
Real Estate and Accumulated Depreciation [Line Items]
Land	1,536
Buildings and Improvements	1,099
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	2,635
Accumulated Depreciation	189
Tractor Supply: | Monticello, FL
Real Estate and Accumulated Depreciation [Line Items]
Land	448
Buildings and Improvements	1,916
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	2,364
Accumulated Depreciation	360
Tractor Supply: | South Hill, VA
Real Estate and Accumulated Depreciation [Line Items]
Land	630
Buildings and Improvements	2,179
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	2,809
Accumulated Depreciation	386
Tractor Supply: | Weaverville, NC
Real Estate and Accumulated Depreciation [Line Items]
Land	867
Buildings and Improvements	3,138
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	4,005
Accumulated Depreciation	538
Tractor Supply: | Woodward, OK
Real Estate and Accumulated Depreciation [Line Items]
Land	446
Buildings and Improvements	1,973
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	2,419
Accumulated Depreciation	346
Trader Joe's: | Columbia, SC
Real Estate and Accumulated Depreciation [Line Items]
Land	2,308
Buildings and Improvements	2,597
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	4,905
Accumulated Depreciation	518
Trader Joe's: | Asheville, NC
Real Estate and Accumulated Depreciation [Line Items]
Land	2,770
Buildings and Improvements	3,766
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	6,536
Accumulated Depreciation	641
Trader Joe's: | Wilmington, NC
Real Estate and Accumulated Depreciation [Line Items]
Land	2,016
Buildings and Improvements	2,519
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	4,535
Accumulated Depreciation	546
Turfway Crossing: | Florence, KY
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	8,480
Land	2,261
Buildings and Improvements	10,323
Total Adjustment to Basis	418
Gross Amount at Which Carried At December 31, 2019	13,002
Accumulated Depreciation	1,850
Ulta Salon: | Albany, GA
Real Estate and Accumulated Depreciation [Line Items]
Land	441
Buildings and Improvements	1,757
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	2,198
Accumulated Depreciation	266
Ulta Salon: | Greeley, CO
Real Estate and Accumulated Depreciation [Line Items]
Land	596
Buildings and Improvements	2,035
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	2,631
Accumulated Depreciation	260
United Oil: | Bellflower, CA
Real Estate and Accumulated Depreciation [Line Items]
Land	1,246
Buildings and Improvements	788
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	2,034
Accumulated Depreciation	105
United Oil: | Brea, CA
Real Estate and Accumulated Depreciation [Line Items]
Land	2,393
Buildings and Improvements	658
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	3,051
Accumulated Depreciation	87
United Oil: | El Cajon, CA
Real Estate and Accumulated Depreciation [Line Items]
Land	1,533
Buildings and Improvements	568
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	2,101
Accumulated Depreciation	76
United Oil: | El Cajon, CA
Real Estate and Accumulated Depreciation [Line Items]
Land	1,225
Buildings and Improvements	368
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	1,593
Accumulated Depreciation	49
United Oil: | El Monte, CA
Real Estate and Accumulated Depreciation [Line Items]
Land	766
Buildings and Improvements	510
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	1,276
Accumulated Depreciation	68
United Oil: | Escondido, CA
Real Estate and Accumulated Depreciation [Line Items]
Land	3,514
Buildings and Improvements	1,062
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	4,576
Accumulated Depreciation	141
United Oil: | Glendale, CA
Real Estate and Accumulated Depreciation [Line Items]
Land	4,871
Buildings and Improvements	795
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	5,666
Accumulated Depreciation	106
United Oil: | Inglewood, CA
Real Estate and Accumulated Depreciation [Line Items]
Land	1,809
Buildings and Improvements	878
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	2,687
Accumulated Depreciation	117
United Oil: | La Habra, CA
Real Estate and Accumulated Depreciation [Line Items]
Land	1,971
Buildings and Improvements	571
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	2,542
Accumulated Depreciation	76
United Oil: | Lawndale, CA
Real Estate and Accumulated Depreciation [Line Items]
Land	1,462
Buildings and Improvements	862
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	2,324
Accumulated Depreciation	115
United Oil: | Long Beach, CA
Real Estate and Accumulated Depreciation [Line Items]
Land	2,778
Buildings and Improvements	883
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	3,661
Accumulated Depreciation	117
United Oil: | Los Angeles, CA
Real Estate and Accumulated Depreciation [Line Items]
Land	2,334
Buildings and Improvements	717
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	3,051
Accumulated Depreciation	95
United Oil: | Los Angeles, CA
Real Estate and Accumulated Depreciation [Line Items]
Land	3,552
Buildings and Improvements	1,242
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	4,794
Accumulated Depreciation	165
United Oil: | Los Angeles, CA
Real Estate and Accumulated Depreciation [Line Items]
Land	2,745
Buildings and Improvements	669
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	3,414
Accumulated Depreciation	$ 89